Financial risk management (Schedule of Summarizes Continuity of the Companys Total Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial risk management [abstract]
Operating lease obligations	$ 270	$ 1,055
Practical expedients applied		(538)
Incremental borrowing rate discount		(53)
Additions	6,478	63
Lease principal payments	(234)
Lease interest payments	(50)
Accretion on lease liabilities	34
IFRS 16 adoption		527
Total lease liabilities	$ 7,025	$ 270